Financial Instruments at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2021
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Financial Instruments at Fair Value through Profit or Loss

Note 6 - Financial Instruments at Fair Value through Profit or Loss

The detail of the financial instruments at fair value through profit or loss is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Chilean Central Bank and Government securities
Central Bank of Chile securities	50,743	21,369
Other Chilean Central Bank and Government securities	—	86,673
Other Chilean securities
Bonds	111	271
Notes	—	—
Other securities	—	—
Foreign financial securities
Bonds	232,083	432,178
Other securities	8,824	4,861
Investments in mutual funds
Funds managed by related entities	39,842	35,017
Funds managed by third parties	—	—
Other investments
Other financial instruments at FVTPL	1,121	2,341
Totals	332,724	582,710

As of December 31, 2021, financial instruments at fair value through profit or loss include MCh$130,421 (MCh$132,043 as of December 31, 2020) in instruments with maturities which do not exceed three months from the acquisition date and are considered as cash equivalents (see Note 5).